As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-09079

MORGAN KEEGAN SELECT FUND, INC.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES- INVESTMENT GRADE - 39.7% OF NET ASSETS
	Collateralized Debt Obligations - 14.6%
1,500,000	Acacia LTD 10A D, 8.488% 9/07/46 (a)	1,500,000
1,652,408	CDO Repackaging Trust Series 2006-A 1, 7.307% 1/17/36 (a)	1,652,408
1,445,047	Diversified Asset Securitization 1A A1, 7.873% 9/15/35	1,517,386
2,000,000	Fulton Street CDO 1A A2, 6.350% 4/20/37 (a)	1,910,000
690,434	Harbourview CDO III, LTD, 5.819% 9/15/31 (a)	637,788
500,000	Stack LTD 2005-1A D, 8.828% 3/27/40 (a)	495,000
1,500,000	Taberna Preferred Funding 2006-1A B1, 8.230% 8/5/36 (a)	1,484,580

		$9,197,162

	Commercial Loans - 8.1%
633,978	Bank of America/First Union 2001-3 A1, 4.890% 4/11/37	630,279
1,062,051	Bear Stearns Commercial 2001-TOP2 A1, 6.080% 2/15/35	1,077,699
500,000	Chase Commercial Mortgage 1997-1 E, 7.370% 6/19/29	503,454
1,010,302	Morgan Stanley Capital 2003-IQ6 A1, 2.800% 12/15/41	988,839
1,332,115	Mortgage Capital Funding 1998-MC2 A2, 6.423% 6/18/30	1,347,481
542,618	Morgan Stanley Dean Witter Capital 2001-280 A1, 6.148% 2/3/16 (a)	555,237

		$5,102,989

	Credit Cards - 1.5%
1,000,000	North Street 2000-2A B 6.535% 10/30/11 (a)	918,438
	Equipment Leases - 5.5%
999,801	Aviation Capital Trust 2000 - 1A A1, 5.810% 11/15/25 (a)	891,072
586,611	Aviation Capital Trust 2003-2A B1, 8.325% 9/20/33 (a)	593,943
1,941,829	Aviation Capital Trust 2005-3A C1, 8.574% 12/25/35 (a)	1,980,665

		$2,574,608

	Franchise Loans - 3.6%
337,101	Atherton Franchise Loan 1998-A A2, 6.720% 5/15/20 (a)	337,188
1,046,754	Atherton Franchise Loan 1999-A A2, 7.230% 4/15/12 (a)	1,076,670
179,644	FMAC Loan Trust 1997-C A, 6.750% 12/15/19 (a)	179,725
684,867	Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)	688,704

		$2,282,287

	Home Equity Loans - 6.4%
134,586	Contimortgage 1997-1 M1, 7.420% 3/15/28	135,259
110,636	Empire Funding Home Loan 1999-1 M2, 9.500% 5/25/30	111,274
680,873	Equifirst Mortgage Loan Trust 2003-1 M3, 9.074% 12/25/32	680,871
240,416	Home Equity Asset Trust 2003-4 B2, 9.324% 10/25/33	243,422
1,000,000	Master Asset Backed Securities 2004-HE1 M11, 8.824% 9/25/34	952,500
634,046	Morgan Stanley Home Equity Loan Net Interest Margin Note 2006-2NA N1, 6.250% 2/25/36 (a)	634,046
1,000,000	Park Place Securities, 8.824% 9/25/34	1,024,268
246,490	SB Finance Net Interest Margin Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)	244,641

		$4,026,281

Total-Asset Backed Securities - Investment Grade (cost $25,127,252)		$24,992,837

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 0.8% OF NET ASSETS
	Manufactured Housing Loans - 0.8%
607,904	Oakwood Mortgage 2001-B A2, 5.705% 3/15/18 (a)	529,879

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $561,134)		$529,879

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
CORPORATE BONDS - INVESTMENT GRADE - 29.3% OF NET ASSETS
	Agriculture - 1.6%
1,000,000	Cargill, 6.150% 2/25/08 (a)	1,009,021
	Communications - 1.1%
700,000	Walt Disney, 5.500% 12/29/06	700,417
	Cruise Lines - 0.8%
500,000	Carnival, 3.750% 11/15/07	490,953
	Electronics - 2.2%
1,350,000	Ametek, 7.200% 7/15/08	1,380,155
	Finance - 8.5%
3,000,000	Countrywide Home Loan, 4.250% 12/19/07	2,963,412
1,000,000	General Electric Corporation, 5.720% 8/22/11	1,008,727
1,000,000	JP Morgan, 6.700% 11/1/07	1,012,925
400,000	SLM, 6.290%, 1/31/14	383,196

		$5,368,260

	Hotels - 1.6%
1,000,000	Hospitality Properties, 7.000% 3/1/08	1,020,685
	Industrial - 2.4%
560,000	Grupo Minero Mexico, 8.250% 4/1/08	576,800
814,000	Ispat Inland ULC, 9.750% 4/1/14	916,768

		$1,493,568

	Insurance - 2.4%
500,000	Allstate, 5.375% 12/1/06	499,877
1,000,000	Unitrin, 5.750% 7/1/07	999,896

		$1,499,773

	Medical - 2.6%
1,576,000	Millipore, 7.500% 4/1/07	1,587,721
	Special Purpose Entity - 2.4%
1,000,000	Countrywide Capital I, 8.000% 12/15/26	1,003,759
500,000	Preferred Term XXII, 6.450% 9/22/36 (a)	500,000

		1,503,759

	Technology - 1.6%
1,000,000	NCR Corp., 7.125% 6/15/09	1,031,718
	Telecommunications - 2.1%
1,200,000	US Unwired, 10.000% 6/15/12	1,320,000

Total Corporate Bonds - Investment Grade (cost $18,677,301)		$18,406,030

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 9.0% OF NET ASSETS
	Communications - 1.6%
1,000,000	Cox Enterprises, 4.375% 5/1/08 (a)	981,209
	Finance - 7.4%
1,000,000	General Motors Acceptance, 6.125% 2/1/07	998,642
100,000	First National Bank of Omaha, 7.320% 12/1/10	100,945
1,000,000	Ford Motor Credit, 7.200% 6/15/07	999,412
1,000,000	Ford Motor Credit, 6.500% 1/25/07	999,315
500,000	Ford Motor Credit, 6.625% 6/16/08	492,440
1,000,000	Mainstreet Capital Trust, 8.900% 12/1/27	1,069,455

		$4,660,209

Total Corporate Bonds - Below Investment Grade or Unrated (cost $5,698,920)		$5,641,418

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 10.1% OF NET ASSETS
	Collateralized Mortgage Obligations - 10.1%
1,632,234	Bank of America 2004-B 2A2, 4.100% 3/25/34	1,600,223
373,250	Countrywide 2004-15 1A2, 4.921% 9/25/34	377,744
441,497	Countrywide 2004-15 2A2, 5.154% 9/25/34	436,748
709,493	GSR Mortgage 2004-1OF 1A1, 4.500% 8/25/19	698,756
840,076	Harborview Mortgage 2004-4 3A, 2.975% 6/19/34	823,926
1,662,949	Harborview Mortgage 2004-6 5A, 4.686% 8/19/34	1,621,802
791,637	Washington Mutual 2003-AR10 A4, 4.063% 10/25/33	783,902

Total Mortgage-Backed Securities - Investment Grade (cost $6,448,129)		$6,343,101

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 0.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 0.9%
179,528	Long Beach Mortgage 2001-2 M2, 6.749% 7/25/31	159,122
470,894	Long Beach Mortgage 2001-4 M2, 6.974% 3/25/32	380,263

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $638,213)		$539,385

GOVERNMENT AGENCY SECURITIES - 4.5% OF NET ASSETS
1,500,000	Fannie Mae 2003-129 MB, 4.000% 12/25/16 (c)	1,474,796
166,719	Small Business Administration 2001-P10B, 6.344% 8/1/11	172,152
1,205,831	Small Business Administration 2003-20E 1, 4.640% 5/1/23	1,172,454

Total Government Agency Securities (cost $2,890,882)		$2,819,402

EURODOLLAR TIME DEPOSITS - 5.1% OF NET ASSETS
3,197,000	State Street Bank & Trust Company Eurodollar time deposits dated September 29, 2006, 2.800%, maturing at $3,197,746 on October 2, 2006.	$3,197,000

Total Investments - 99.4% of Net Assets (cost $63,238,831)		$62,469,052

Other Assets and Liabilities, net - 0.6% of Net Assets		371,503

Net Assets		$62,840,555

(a)	These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Fund’s Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying notes to schedule of investments regarding investment valuations.

(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES- INVESTMENT GRADE - 56.9% OF NET ASSETS
	Certificate-Backed Obligations - 1.8%
5,524,331	Legacy Benefits 2004-1 A, 5.350% 2/10/39 (a)	5,237,562
3,000,000	Lincoln Avenue ABS CDO Ltd, 8.643% 7/5/2046 (a)	2,985,000
4,975,224	Muzinich II Limited 1A A2, 7.150%, 3/15/11 (a)	5,171,149

		$13,393,711

	Collateralized Debt Obligations - 24.9%
9,000,000	Acacia CDO 1 Ltd, 8.488% 9/7/46 (a)	9,000,000
6,500,000	Alesco Preferred Funding 8A D1, 7.739% 12/23/35 (a)	6,337,500
6,250,000	Alesco Preferred Funding LTD 11 A D, 8.189% 12/23/36 (a)	6,249,375
11,000,000	Attentus CDO Ltd, 6.896% 5/10/36 (a)	10,752,500
5,000,000	Attentus CDO Ltd, 8.196% 5/10/36 (a)	4,750,000
12,393,061	CDO Repackaging Trust Series 2006-A 1, 7.307% 1/17/36 (a)	12,393,061
5,000,000	Charles River CDO 1X BV, 8.230% 12/9/37	4,900,000
5,057,665	Diversified Asset Securitization 1A A1, 7.873% 9/15/35	5,310,851
6,315,744	E-Trade 2004-1A COM1, 2.000% 1/10/40	6,378,902
14,000,000	G Square Finance 2006-1A C1, 7.030% 4/5/51 (a)	13,755,000
3,000,000	Grand Avenue 2005-1A C0MB, 2.209% 4/05/46	2,835,000
4,963,359	Grand Avenue CDO Ltd, 8.280% 4/5/46 (a)	4,764,825
9,500,000	GSC Partners CDO 2006-7A COM2, 4.397% 5/25/20 (a)	9,462,000
4,315,211	Harbourview CDO III Ltd, 5.880% 9/15/31 (a)	3,986,176
4,859,375	Inman Square Funding 2005-2X IV, 9.436% 10/6/40	4,798,633
11,000,000	JER 2005 - 1 A D, 6.440% 11/20/43 (a)	10,820,040
6,000,000	Linker Finance PLC 16A E, 8.830% 5/19/45 (a)	5,850,000
2,997,560	MKP 5A E, 8.736% 1/06/46 (a)	2,997,560
2,995,463	Orchid III Pool, 9.236% 1/06/46 (a)	2,995,463
8,000,000	Palmer Square 2A CN, 5.649%, 11/2/45 (a)	7,920,000
2,400,000	Restructured Asset Backed 2003-3A A3, 6.143% 1/29/22 (a)	2,125,416
7,000,000	Rutland Rated Investments MB06-4A E, 0.000% 5/28/46 (a)	6,903,400
7,000,000	Static Repackaging Trust 2005-1A D, 8.826% 3/27/40 (a)	6,930,000
5,000,000	Taberna Preferred Funding 2005-3A D, 8.1300% 2/5/36 (a)	4,920,500
7,000,000	Taberna Preferred Funding 2006-6A, 6.100% 12/5/36 (a)	6,939,800
8,500,000	Taberna Preferred Funding 2006-1A B1, 8.230% 8/05/36 (a)	8,412,620
12,000,000	Trapecz LLC 2006-10 A D2, 8.700% 6/6/41 (a)	12,000,000
5,000,000	Vertical 2006 CR1A F, 8.011% 4/22/46 (a)	5,000,000

		$189,488,622

	Commercial Loans - 2.5%
105,115,027	Bear Stearns Mortgage 2000-WF1 X, 0.426% 2/15/32 interest-only strips	1,036,434
24,000	Commercial Capital 3A X, 2,855.205% 2/15/09 interest-only strips (a)	1,475,258
12,830,000	GMAC Commercial Mortgage 2004-C3 H, 5.562%, 12/10/41 (a)	11,102,825
4,395,173	Legg Mason 2003-20 IO, 4.856% 7/25/2021 interest-only strips (a)	166,313
2,788,000	Morgan Stanley Capital 2003-IQ5 G, 5.964%, 4/15/38 (a)	2,701,210
100,179,141	Salomon Brothers Mortgage 2001-C2 X1, 0.503% 11/13/11 interest-only strips (a)	2,559,477

		$19,041,517

	Credit Cards - 5.5%
5,000,000	Curzon Funding HZ05-1 D, 8.289%, 2/1/95	4,937,500
11,000,000	North Street 2000-1A B, 6.535% 4/28/11 (a)	9,075,000
15,000,000	North Street 2000-1, 6.535% 10/30/11 (a)	13,776,570
4,000,000	North Street 2000-1A A, 6.185% 4/28/11 (a)	3,705,000
12,000,000	North Street 2000-2A C, 7.235% 10/30/11 (a)	10,170,000

		$41,664,070

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Equipment Leases - 4.5%
15,996,813	Aviation Capital Trust 2000-1A A1, 5.810% 11/15/25 (a)	14,257,160
14,563,716	Aviation Capital Trust 2005-3A C1, 8.580% 12/25/35 (a)	14,854,991
16,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	5,114,880

		$34,227,031

	Franchise Loans - 2.5%
508,832	Atherton Franchisee 1998-A A2, 6.720% 5/15/20 (a)	508,963
1,000,000	Atherton Franchisee 1998-A B, 6.850% 5/15/20 (a)	987,065
7,459,235	Atherton Franchisee 1999-A A2, 7.230% 4/15/12 (a)	7,672,420
11,534,225	FFCA Secured Lending 1998-1, 1.194% 3/12/09 interest-only strips (a)	302,912
14,384,009	FMAC Loan Trust 1997-A AX, 2.160% 8/17/08 interest-only strips (a)	863,041
5,273,000	FMAC Loan Trust 1997-A C, 7.900% 4/15/19 (a)	4,998,329
2,179,123	Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)	2,191,331
71,197,522	Peachtree Franchise 1999-A AX, 0.797% 12/4/07 interest-only strips (a)	1,873,492

		$19,397,553

	Home Equity Loans - 12.6%
2,000,000	AABST 2004-2 B3, 9.080% 6/25/34	1,990,000
2,434,000	Ace Securities 2004-IN1 M6, 8.830% 5/25/34	2,475,483
5,000,000	Ace Securities 2005-HE2 M10, 8.580% 4/25/35	4,514,700
3,380,760	Equifirst Mortgage Loan Trust 2003-1 M3, 9.080% 12/25/32	3,380,750
13,131,000	GSAMP 2006-S2 M7, 7.250% 1/25/36	12,762,544
1,923,332	Home Equity Asset Trust 2003-4 B 2, 9.330% 10/25/33	1,947,374
3,375,000	Lake Country Mortgage 2005-HE1 M8, 8.580% 12/25/32 (a)	3,307,500
17,678,268	Lehman XS Net Interest Margin Note, 7.250% 7/28/46 (a)	17,678,268
1,002,287	Long Beach Holdings 2005-1 N2, 6.170% 2/25/35 (a)	1,002,287
3,009,000	Master Securities 2004-HE1 M11, 8.830% 9/25/34	2,866,073
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.330%, 1/25/36 (a)	2,415,420
4,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.830% 6/25/35 (a)	3,520,000
1,411,254	Morgan Stanley 2002-NC3 B1, 7.430% 8/25/32	1,420,512
5,706,415	Morgan Stanley 2006-2NA N1, 6.250% 2/25/36 (a)	5,706,415
5,000,000	Park Place Securities Inc, 7.330% 7/25/35	4,650,000
9,000,000	Park Place Securities Inc, 8.830% 9/25/34	9,218,412
3,853,000	Renaissance Home Equity 2003-3 M6, 6.250% 12/25/33	3,801,909
2,218,411	SB Finance 2005-KS6N A1A, 4.750% 7/25/35 (a)	2,201,773
69,526	Sharps Trust 2003-6HEN N, 7.250% 11/25/33 (a)	68,571
3,500,000	Soundview 2005-A M11, 8.330% 4/25/35 (a)	2,800,000
8,050,000	Terwin Mortgage 2005-5SL B3, 5.500% 5/25/35 (a)	7,833,294

		$95,561,285

	Small Business Loans - 1.1%
3,087,994	ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)	3,072,834
4,999,691	ACLC Business Trust 1999-2 B, 8.745% 1/15/21 (a)	5,045,938

		$8,118,772

	Manufactured Housing Loans - 1.5%
11,662,438	Mid-State Trust 2005-1 B, 7.758% 1/15/40	11,887,640

Total Asset-Backed Securities - Investment Grade (cost $433,082,255)		$432,780,201

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 2.4% OF NET ASSETS
	Auto Dealerships - 0.1%
1,000,000	Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)	902,397
	Collateralized Debt Obligations - 0.6%
5,151,622	MKP 4A CS, 2.000% 7/12/40 (a)	4,963,073
	Equipment Leases - 1.0%
1,000,000	Aircraft Finance Trust 1999-1A A1, 5.810% 5/15/24 (a)	707,500
10,000,000	Lease Investment Flight Trust 1 A1, 5.720% 7/15/31	7,125,000

		$7,832,500

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Franchise Loans - 0.1%
4,480,406	FMAC Loan Trust 1997-B AX, 2.977% 1/11/011 interest-only strips (a)	358,432
	Home Equity Loans - 0.4%
590,480	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	572,766
2,589,429	Asset Securitization 2003-HE1 M4, 9.830% 1/15/33	621,463
1,766,316	Delta Funding Home Equity 2000-1 B, 8.090% 5/15/30	724,384
1,114,848	Sharps Trust 2005-HE1N NB, 10.000% 2/25/35 (a)	1,058,972

		$2,977,585

	Manufactured Housing Loans - 0.2%
1,215,807	Oakwood Mortgage 2001-B A2, 5.705% 3/15/18 (a)	1,059,758
300,000	UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28	130,022

		$1,189,780

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $21,826,585)		$18,223,767

CORPORATE BONDS - INVESTMENT GRADE - 20.8% OF NET ASSETS
	Consumer Goods - 0.6%
5,000,000	Stanley Works Capital I, 5.902% 12/01/45 (a)	4,696,590
	Cruise Lines - 0.3%
2,654,000	Royal Caribbean Cruises Ltd, 7.250% 3/15/18	2,632,925
	Electronics - 0.6%
5,000,000	Ametek, 7.200% 7/15/08	5,111,685
	Finance - 4.0%
4,500,000	Ace Ina Holdings, 6.700% 5/15/36	4,733,577
7,000,000	Barclays Bank PLC, 6.278% 12/29/49	6,541,710
5,500,000	BB&T Capital Trust I, 5.850%, 8/18/35	5,259,358
1,197,000	Countrywide Capital, 8.000% 12/15/26	1,201,500
9,250,000	Endurance Specialty Holding, 7.000% 7/15/34	9,250,971
4,000,000	SLM, 6.270% 1/31/14	3,831,960

		$30,819,076

	Hotels - 0.2%
1,500,000	Hospitality Properties, 7.000% 3/1/08	1,531,027
	Insurance - 3.0%
5,060,000	Liberty Mutual Insurance Co, 7.697% 10/15/97 (a)	5,178,748
3,500,000	Principal Life, 5.200% 3/1/12	3,264,065
15,000,000	Reinsurance Group of America Inc, 6.750% 12/15/65	14,595,555

		$23,038,368

	Materials - 1.0%
5,000,000	Ispat Inland, 9.750%, 4/1/14	5,631,250
	Medical - 1.1%
3,250,000	Millipore, 7.500% 4/1/07	3,274,170
5,000,000	Universal Health Services, 7.125% 6/30/16	5,266,440

		$8,540,610

	Retail - 0.7%
5,550,000	Autozone, 4.750% 11/15/10	5,358,725
	Special Purpose Entity - 8.8%
10,000,000	Duane Park I, 7.500% 6/27/16 (a)	10,000,000
7,500,000	Hybrid Capital, 8.000% 4/29/49	7,664,100
12,500,000	JP Morgan Chase Capital XX, 6.550% 9/29/36	12,606,738
12,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 (a)	11,664,720
490,339	MM Community Funding I, 8.030% 6/15/31 (a)	549,468
1,500,000	Preferred Term Securities XXII Ltd, 6.540% 9/22/36 (a)	1,500,000

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
4,000,000	Preferred Term Securities, 9.148% 12/11/32 (a)	4,130,000
3,000,000	Racers Float 2005-3-TR, 8.507% 10/15/13	2,988,750
6,000,000	Rally CDO, 6.367%, 3/30/10 (a)	5,970,000
10,000,000	Two Rock Pass, 6.344% 12/31/49 (a)	9,838,600

		$66,912,376

	Technology - 0.3%
2,000,000	NCR, 7.125%, 6/15/09	2,063,436
	Telecommunications - 0.2%
1,500,000	Telecom Italia Capital SA, 7.200% 7/18/36	1,541,693

Total Corporate Bonds - Investment Grade (cost $156,446,647)		$157,877,761

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 2.9% OF NET ASSETS
	Automotives - 0.5%
4,000,000	Ford Motor Credit, 6.625% 6/16/08	3,939,520
	Consumer Goods - 0.6%
5,000,000	Deluxe, 5.000%, 12/15/12	4,125,000
	Finance - 1.1%
5,000,000	Capital One Capital III, 7.686% 8/15/36	5,327,460
3,250,000	First National Bank Omaha, 7.320% 12/1/10	3,280,709

		$8,608,169

	Materials - 0.6%
4,910,000	Sappi Papier Holding, 6.750%, 6/15/12 (a)	4,711,940
	Special Purpose Entity - 0.1%
550,866	Kroger Company, 8.500% 7/15/17 (a)	595,426

Total Corporate Bonds - Below Investment Grade or Unrated (cost $22,448,433)		$21,980,055

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 9.0% OF NET ASSETS
	Collateralized Mortgage Obligations - 9.0%
4,906,364	Countrywide Alt. Loan Trust 2005-24 1B2, 6.432% 7/20/35	4,654,913
10,965,198	Countrywide Alt. Loan Trust 2005-58 B2, 7.080% 12/20/35	10,910,372
12,000,000	Countrywide Alt. Loan Trust 2006-6CB 1A5, 5.500% 05/25/36	11,325,480
7,624,170	Harborview Mortgage 2003-2 1X, 1.332% 4/23/07 interest-only strips	215,840
7,140,897	Harborview Mortgage 2004-1 X, 1.282% 5/17/07 interest-only strips	174,095
23,417,018	Harborview Mortgage 2004-8 X, 1.243% 11/19/34 interest-only strips	629,449
8,843,167	Impac Secured Assets 2005-1 B3, 5.838% 7/25/35	9,014,989
3,000,000	Long Beach Mortgage 2004-4 M10, 6.636% 10/25/34	3,037,500
38,571,843	Mellon Residential 2004-TBC1 X, 0.543% 6/30/08 interest-only strips (a)	675,007
14,500,000	Park Place Securities Inc, 7.830% 5/25/35	13,150,021
1,674,900	SACO I 2000-3A 1B3, 7.823% 9/25/40 (a)	1,670,381
211,322	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	211,851
242,386	Salomon Brothers Mortgage 2000-1 B1, 9.000% 3/25/22	241,474
1,113,334	Structured Asset 1999-SP1, 9.000% 5/25/29	1,105,032
11,000,000	Wells Fargo Mortgage Backed Securities Trust, 6.000% 9/25/36	11,017,270

Total Mortgage-Backed Securities - Investment Grade (cost $69,048,195)		$68,033,674

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED- 1.8% OF NET ASSETS
	Collateralized Mortgage Obligations - 1.8%
7,912,675	Harborview Mortgage 2006-4 B10, 7.080% 5/19/47	6,707,258
1,795,276	Long Beach Mortgage 2001-2 M2, 6.755% 7/25/31	1,591,216
2,731,185	Long Beach Mortgage 2001-4 M2, 6.980% 3/25/32	2,205,524
3,725,000	Sasco Net Interest Margin Trust 2003-BC2 N3, Zero Coupon Bond 2/27/33 (a)	3,371,125

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $14,756,956)		$13,875,123

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
GOVERNMENT AGENCY SECURITIES - 2.2% OF NET ASSETS
1,500,000	Federal Home Loan Bank, Zero Coupon Bond 3/16/20	1,134,375
15,583,251	Fannie Mae 1997-M6, 0.932% 8/10/09 interest-only strips (c)	329,726
29,539,497	Fannie Mae 1999-M3 N, 0.780%10/15/10 interest-only strips (c)	666,116
213,950	Small Business Administration 1994-20J 1, 8.300% 10/1/14	224,859
129,651	Small Business Administration 1997-20D 1, 7.500% 4/1/17	135,435
74,432	Small Business Administration 2000-20B 1, 7.730% 2/1/20	79,341
128,803	Small Business Administration 2000-20D 1, 7.470% 4/1/20	135,756
2,018,664	Small Business Administration 2001-20J 1, 5.760% 10/1/21	2,058,434
6,880,474	Small Business Administration 2003-20E 1, 4.640% 5/1/23	6,690,022
600,190	Small Business Investment Companies 2001-P10B 1, 6.344% 8/1/11	619,749
1,311,804	Small Business Investment Companies 2002-P10A 1, 6.030% 2/10/12	1,305,244
1,300,937	Small Business Investment Companies 2003-P10A 1, 4.524% 2/10/13	1,278,170
1,920,339	Small Business Investment Companies 2004-P10A 1, 4.504% 2/10/14	1,805,119

Total Government Agency Securities (cost $18,914,951)		$16,462,346

EURODOLLAR TIME DEPOSITS - 4.3% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated September 29, 2006, 4.050%, maturing at $33,101,168 on October 2, 2006.	$33,090,000

Total Investments - 100.3% of Net Assets (cost $769,614,022)		$762,322,927

Other Assets and Liabilities, net - (0.3)% of Net Assets		(2,028,243)

Net Assets		$760,294,684

(a)	These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Fund’s Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying notes to schedule of investments regarding investment valuations.

(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES- INVESTMENT GRADE - 4.1% OF NET ASSETS
	Collateralized Bond Obligations - 1.0%
8,575,000	Barton Springs 2005-1-C2, 8.000% 12/20/10 (a)	7,546,000
5,000,000	Lincoln Park Ref Link 01-1, 8.905% 7/30/31 (a)	4,450,000

		$11,996,000

	Collateralized Debt Obligations - 2.3%
5,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	4,950,000
10,000,000	Taberna Preferred Funding, Ltd. 2006-6A COM, Zero Coupon Bond 12/5/36 (a)	9,914,000
10,000,000	Taberna Preferred Funding, Ltd. 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	9,840,000
3,250,000	Trapeza CDO LLC 2006-10A, Zero Coupon Bond 6/6/41	3,120,000

		$27,824,000

	Commercial Loans - 0.1%
	Asset Securitization 1996-D2 ACS2, 1.307% 2/14/29 interest-only strips	42,169
	Atherton Franchisee 1999-A AX, 1.078% 3/15/19 interest-only strips (a)	1,141,336

		$1,183,505

	Franchise Loans - 0.1%
	FMAC Loan Trust 1997-A AX, 2.153% 4/15/19 interest-only strips (a)	1,656,232
	Home Equity Loans - 0.6%
980,213	Ameriquest Mortgage 2003-8 MV6, 8.058% 10/25/33	992,614
4,250,000	Countrywide Asset-Backed Certificates 2006-SPS1 B, 7.000% 12/25/25	3,620,957
4,000,000	Soundview 2005-A B1, 8.324% 4/25/35 (a)	3,200,000

		$7,813,571

Total Asset-Backed Securities - Investment Grade (cost $50,878,321)		$50,473,308

ASSET-BACKED SECURITIES- BELOW INVESTMENT GRADE OR UNRATED - 39.5% OF NET ASSETS
	Certificate-Backed Obligations - 3.8%
4,454,179	Antares Funding LP, 13.413% 12/14/11 (a)	4,765,972
6,500,000	Eirles Two Limited 262, 5.472% 8/3/21	6,500,000
4,700,000	Eirles Two Limited 263, 5.472% 8/3/21	4,700,000
6,000,000	INCAPS Funding II, Zero Coupon Bond 1/15/34 (a)	5,400,000
6,189,000	MM Community Funding IX, 10.000% 5/1/33 (a)	4,394,190
1,000,000	MM Community Funding, 10.000% 8/1/31 (a)	710,000
3,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	2,024,820
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,974,960
6,000,000	Preferred Term Securities XXII, 9.070% 9/22/36 (a)	5,955,840
3,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	2,965,710
5,000,000	Preferred Term Securities XXIII, Zero Coupon Bond 12/22/36 (a)	4,940,000
345,692	Seneca CBO III Ltd., Zero Coupon Bond 12/12/12 (a)	207,415
3,000,000	TPREF Funding III, 11.000% 1/15/33 (a)	2,430,000

		$46,968,907

	Collateralized Debt Obligations - 9.6%
5,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 (a)	2,280,500
1,500,000	AIMCO 2000-AA D, 11.524% 8/22/12 (a)	1,370,625
11,000,000	Aladdin CDO 2006-3A, 10.390% 10/31/13 (a)	5,170,000
5,000,000	Arlington Street CDO 1A B, 8.970% 6/10/12 (a)	4,325,000
8,000,000	Attentus CDO Ltd. 2006-2A COM, Zero Coupon Bond 10/9/41	7,776,000
3,328,167	Cigna CDO 2000-1A B1, 6.520% 8/28/12 (a)	2,498,222
10,550,000	Commodore 1A C, 7.970% 2/28/37 (a)	5,591,500
9,000,000	Diversified Asset Securitization Holdings 2 1A B1, 9.712% 9/15/35 (a)	4,770,000
7,000,000	Dryden Leveraged Loan CDO 2005-9A DFN, Zero Coupon Bond 9/20/19	5,950,000
4,000,000	Grand Avenue CDO 2005-1A E2 , 10.500% 4/5/46 (a)	4,000,000
2,000,000	801 Grand CDO 06-1 LLC, 11.466% 9/20/16 (a)	1,965,000
7,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	6,977,600
5,837,231	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	5,632,927
5,000,000	Jazz CDO BV III-A EB, Zero Coupon Bond 9/26/14 (a)	4,936,100
17,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.393% 4/30/14 (a)	7,820,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,250,000	Knollwood CDO Ltd. 2006-2A E, 11.488% 7/13/46 (a)	3,250,000
5,250,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46	4,830,000
10,000,000	Kodiak CDO 2006-1A COMB, Zero Coupon Bond 8/7/37 (a)	9,000,000
3,400,000	Latitude CLO Ltd 2005-1X SUB, Zero Coupon Bond 12/15/17	3,157,750
9,500,000	OFSI Fund 2006-1A COM1, 5.400% 9/20/19 (a)	9,500,000
4,000,000	Rosedale CLO Ltd I-A II, 5.146% 7/24/21 (a)	3,840,000
8,000,000	Tropic CDO Corp. 2006-5A C1, Zero Coupon Bond 7/15/36	7,576,000
6,000,000	Veritas 2006-2A, 15.000% 7/11/21 (a)	5,760,000

		$117,977,224

	Collateralized Loan Obligations - 0.3%
4,500,000	Stanfield Bristol CLO, Ltd., Zero Coupon Bond 10/15/19 (a)	4,275,000
	Commercial Loans - 0.7%
213,902	CS First Boston Mortgage 1995-WF1 G, 8.570% 12/21/27	205,313
10,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	5,952,100
5,000,000	North Street Referenced Linked Notes 2000-1A D1, 8.085% 4/28/11 (a)	2,250,000

		$8,407,413

	Equipment Leases - 14.7%
2,836,902	Aerco Limited 1X B1, 5.930% 7/15/23	1,830,142
10,010,223	Aerco Limited 2A B2, 6.380% 7/15/25 (a)	4,905,009
16,473,235	Aerco Limited 1X C1, 6.680% 7/15/23	6,465,745
22,026,999	Aerco Limited 2A C2, 7.380% 7/15/25 (a)	7,048,640
49,500,000	Aircraft Finance Trust 1999-1A A1, 5.810% 5/15/24	35,021,250
38,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.880% 3/15/19	24,747,500
1,830,685	DVI Receivables 2001-2 A3, 3.519% 11/11/09	1,409,628
3,517,066	DVI Receivables 2001-2 A4, 4.613% 11/11/09	2,743,312
15,667,144	DVI Receivables 2002-1 A3A, 5.680% 6/11/10	8,930,272
2,440,685	DVI Receivables 2002-2 C, 4.340% 9/12/10	1,317,970
4,303,839	DVI Receivables 2003-1 A3A, 5.830% 3/14/11	3,658,263
38,075,000	Lease Investment Flight Trust 1 A1, 5.720% 7/15/31	27,128,438
19,000,000	Pegasus Aviation Lease 1999-1A A2, 6.300% 3/25/29 (a)	8,265,000
19,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	4,159,670
7,374,934	Pegasus Aviation Lease 2000-1 A1, 5.949% 3/25/15 (a)	4,719,958
10,600,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	6,843,784
52,000,000	Pegasus Aviation Lease 2001-1A A1, 5.850% 5/10/31 (a)	31,850,000
10,552,752	Pegasus Aviation Lease 2001-1A B1, 6.870% 5/10/31 (a)	316,583
3,517,584	Pegasus Aviation Lease 2001-1A B2, 7.270% 5/10/31 (a)	105,528

		$181,466,692

	Franchise Loans - 1.3%
3,679,000	Falcon Franchise Loan 2000-1 F, 6.500% 11/5/17 (a)	2,203,721
2,809,000	Falcon Franchise Loan 2001-1 E, 6.500% 1/5/23	1,906,272
2,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	1,183,700
6,348,000	Falcon Franchise Loan 2003-1 F, 6.000% 1/5/25 (a)	3,240,971
	FMAC Loan Trust 1996-B AX, 4.373% 11/15/18 interest-only strips (a)	1,811,916
	FMAC Loan Trust 1997-B AX, 2.930% 9/15/19 interest-only strips (a)	1,300,761
4,566,000	Peachtree Franchise Loan LLC 1999-A B, 7.550% 1/15/21 (a)	3,783,844

		$15,431,185

	Home Equity Loans - 9.0%
5,645,000	Ace Securities 2005-HE6 B1, 8.344% 10/25/35 (a)	4,403,100
3,000,000	Ace Securities 2005-HE2 B1, 8.574% 4/25/35 (a)	2,460,000
3,292,000	Asset Backed Securities Corp Home Equity 2005-HE4 M12, 7.824% 5/25/35 (a)	2,843,465
6,000,000	Asset Backed Securities Corp Home Equity 2005-HE5 M12, 8.324% 6/25/35 (a)	5,070,000
3,365,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.824% 5/25/36 (a)	3,009,050
390,620	Conseco Finance 2001-C B2, 9.330% 8/15/33	379,577
1,275,000	Equifirst Mortgage 2005-1 B3, 8.635% 4/25/35 (a)	1,048,687
3,620,500	Fremont Net Interest Margin Trust 2005-2 N3, 7.500% 6/25/35 (a)	3,258,450
4,786,000	GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)	4,098,013
8,401,000	GSAMP Trust 2006-S3 B2, 7.000% 5/25/36 (a)	6,971,822
4,000,000	Home Equity Asset Trust 2005-6 B4, 8.324% 12/25/35 (a)	3,315,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
4,435,000	Master Asset Backed Securities Trust 2005-FRE1 M10, 7.824% 10/25/35 (a)	3,592,350
3,750,000	Master Net Interest Margin Trust 2004-CI4 N2, 9.000% 4/26/34 (a)	3,750,000
4,139,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.824% 6/25/35 (a)	3,642,320
3,200,000	Nomura Home Equity Loan Inc. 2005-HE1 B1, 7.774% 9/25/35	2,840,000
6,082,000	Structured Asset Securities Corporation 2005-S6 B3, 7.824% 11/25/35 (a)	5,040,457
7,303,128	Terwin Mortgage 2005-11SL B7, 5.000% 11/25/36 (a)	6,098,112
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	1,202,926
15,000,000	Terwin Mortgage 2005-R1, Zero Coupon Bond 12/28/36 (a)	11,137,500
8,103,136	Terwin Mortgage 2005-7SL, 5.000% 7/25/35 (a)	7,059,857
10,000,000	Terwin Mortgage 2006-1 2B5, 5.000% 1/25/37 (a)	8,180,000
12,799,000	Terwin Mortgage 2006-R2 A, 2.351% 12/25/36 (a)	10,838,705
13,512,500	Terwin Mortgage 2006-R3, 6.290% 6/26/37(a)	11,045,118

		$111,284,509

	Recreational Equipment - 0.1%
841,239	Green Tree Recreational Equipment 1996-C CTFS, 7.650% 10/15/17	815,105

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $507,267,221)		$486,626,035

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 27.2% OF NET ASSETS
	Automotives - 2.6%
4,700,000	Cooper Standard Auto, 8.375% 12/15/14	3,454,500
3,325,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	2,310,875
4,700,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	3,078,500
2,025,000	Delco Remy International Inc, 11.000% 5/1/09	972,000
2,625,000	Delphi Auto Systems, Zero Coupon Bond 5/1/29 in default (c)	2,218,125
3,425,000	Dura Operating, 9.000% 5/1/09	145,562
2,950,000	Dura Operating, 8.625% 4/15/12	1,168,937
3,450,000	Federal-Mogul Co, Zero Coupon Bond 1/15/09 in default (c)	1,983,750
5,475,000	Ford Motor, 7.450% 7/16/31	4,229,438
575,000	Ford Motor, 9.980% 2/15/47	500,250
4,575,000	General Motors, 8.375% 7/15/33	3,957,375
8,075,000	Metaldyne Corporation, 11.000% 6/15/12	7,267,500
425,000	Metaldyne Corporation, 10.000% 11/1/13 (a)	429,250

		$31,716,062

	Business Services - 2.5%
3,250,000	Comforce Operating, 12.000% 12/1/07	3,242,200
8,000,000	Continental Global, 9.000% 10/1/08	7,768,320
6,940,000	Danka Business, 11.000% 6/15/10	6,384,800
6,850,000	MSX International, 11.000% 10/15/07	6,576,000
4,850,000	MSX International, 11.375% 1/15/08	3,478,032
2,900,000	Penton Media, 10.375% 6/15/11	2,856,500

		$30,305,852

	Electronics - 0.3%
3,840,000	Motors and Gears, 10.750% 11/15/06	3,825,853
	Energy - 1.3%
5,275,000	Neptune Marine Invest, 10.920% 9/7/09 (a)	5,314,563
11,075,000	Paramount Resources Ltd, 8.500% 1/31/13 *	11,102,688

		$16,417,251

	Finance - 0.8%
6,749,000	Advanta Capital Trust I, 8.990% 12/17/26	6,833,362
2,450,000	Altra Industrial Motion, 9.75% 12/1/11	2,499,000

		$9,332,362

	Food - 0.9%
4,175,000	Eurofresh Inc, 11.500% 1/15/13 (a)	4,070,625
7,075,000	Merisant, 9.500% 7/15/13 (a)	4,528,000
2,465,000	Wornick Company, 10.875% 7/15/11	2,452,675

		$11,051,300

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Forestry- 0.3%
4,625,000	Millar Western, 7.750% 11/15/13	3,838,750
	Health Care - 1.4%
7,250,000	Healthsouth Corp, 11.418% 6/15/14 (a)	7,395,000
11,275,000	Insight Health, 9.875% 11/1/11	3,861,688
2,945,000	Interactive Health LLC, 7.250% 4/1/11 (a)	2,370,725
3,025,000	Spheris Inc, 11.000% 12/15/12	2,835,937

		$16,463,350

	Investment Companies - 0.2%
2,000,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	2,000,000
	Manufacturing - 9.9%
6,975,000	Advanced Lighting Technologies, 11.000% 3/31/09	6,940,125
2,925,000	Ames True Temper, 10.000% 7/15/12	2,508,187
11,325,000	BGF Industries, 10.250% 1/15/09	10,659,656
9,140,000	Consolidated Container, 10.125% 7/15/09	8,728,700
1,725,000	Constar International, 11.000% 12/1/12	1,500,750
2,100,000	Corp Durango SA, 8.500% 12/31/12	1,953,000
10,275,000	Edgan Acquisition Company, 9.875% 2/1/11	10,172,250
4,650,000	Elgin National Industries, 11.000% 11/1/07	4,651,627
5,175,000	FMG Finance, 10.625% 9/1/16 (a)	4,968,000
8,350,000	GSI Group, 12.000% 5/15/13 (a)	8,934,500
3,833,000	Home Products International, 9.625% 5/15/08	2,491,450
6,000,000	IMAX Corp, 9.625% 12/1/10	5,715,000
7,825,000	JB Poindexter, 8.750% 3/15/14	6,455,625
7,400,000	Maax Corp, 9.750% 6/15/12	5,846,000
3,600,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	1,845,000
9,900,000	Rafaella Apparel, 11.250% 6/15/11 (a)	9,726,750
3,600,000	Spectrum Brands, 8.500% 10/1/13	3,114,000
3,675,000	Tech Olympic USA, Inc., 10.375% 7/1/12	3,178,875
3,560,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	3,560,000
2,700,000	Trimas Corporation, 9.875% 6/15/12	2,497,500
2,725,000	Vitro S.A., 12.750% 11/1/13 (a)	2,847,625
1,275,000	William Lyon Homes, 7.625% 12/15/12	1,029,563
5,315,000	Windmere-Durable, 10.000% 7/31/08	5,315,000
7,675,000	Wolverine Tube, 7.375% 8/1/08 (a)	6,523,750
1,525,000	Wolverine Tube, 10.500% 4/1/09	1,342,000

		$122,504,933

	Retail - 1.3%
2,050,000	Jo-Ann Stores, 7.500% 3/1/12	1,783,500
850,000	Lazydays RV Center, 11.750% 5/15/12	816,000
2,500,000	Nebraska Book Company, 8.625% 3/15/12	2,343,750
3,514,000	Star Gas Partner, 10.250% 2/15/13	3,566,710
9,340,000	Uno Restaurant, 10.000% 2/15/11 (a)	7,798,900

		$16,308,860

	Special Purpose Entities - 1.6%
13,999,997	Dow Jones CDX HY T4, 10.500% 12/29/09 (a)	14,104,997
4,450,000	Milacron Escrow Corp, 11.500% 5/15/11	4,227,500
1,800,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	1,818,000

		$20,150,497

	Technology - 0.1%
1,900,000	Unisys Corp, 8.000% 10/15/12	1,776,500
	Telecommunications - 1.9%
7,325,000	Broadview Networks Holdings, 11.375% 9/1/12 (a)	7,453,187
5,476,000	CCH I Holdings LLC, 11.750% 5/15/14	3,901,650

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
2,083,000	CCH I Holdings LLC, 11.000% 10/1/15	1,895,530
900,000	ICO North America, 7.500% 8/15/09 (a)	1,107,000
1,450,000	Iridium LLC/Capital Corp, Zero Coupon Bond 7/15/05 in default (c)	391,500
7,485,000	Primus Telecommunications, 8.000% Bond 1/15/14	4,678,125
5,175,000	Securus Technologies, 11.000% 9/1/11	4,424,625

		$23,851,617

	Tobacco - 0.4%
6,255,000	North Atlantic Trading, 9.250% Bond 3/1/12	5,410,575
	Transportation - 0.7%
8,275,000	Sea Containers Ltd, 10.750% 10/15/06 *	8,221,985
	Travel - 1.0%
12,400,000	Worldspan Financial, 11.655% Bond 2/15/11 (a)	12,198,500

Total Corporate Bonds - Below Investment Grade or Unrated (cost $345,874,000)		$335,374,247

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 1.3% OF NET ASSETS
	Collateralized Mortgage Obligations - 1.3%
	Harborview Mortgage 2003-2 1X, 1.130% 10/19/33 interest-only strips	371,147
	Harborview Mortgage 2004-1 X, 0.995% 4/19/34 interest-only strips	348,190
	Harborview Mortgage 2004-8 X, 1.243% 11/19/34 interest-only strips	3,147,247
2,700,000	Indymac Index Net Interest Margin Corp 2006-AR6 N2, 8.833% 6/25/46 (a)	2,700,000
	Mellon Residential 2002-TBC2 X, 0.617% 8/15/32 interest-only strips	1,270,674
5,000,000	Park Place Securities 2005-WCW3 M10, 7.824% 8/25/35	4,350,000
1,305,646	Structured Asset Net Interest Margin Trust 2003-S A, 7.500% 12/28/33 (a)	913,952
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 7.824% 7/25/35	3,333,166

Total Mortgage-Backed Securities - Investment Grade (cost $28,207,911)		$16,434,376

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 13.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 13.6%
6,986,925	Countrywide Alternative Loan Trust 2005-51 B3, 6.575% 11/20/35	5,484,736
7,680,690	Countrywide Alternative Loan Trust 2005-56 B3, 6.574% 11/25/35	6,010,140
3,721,345	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.325% 3/20/46	2,083,953
4,600,000	DSLAN 2005-6 N2, 7.500% 10/20/45 (a)	4,160,148
7,800,000	First Franklin Mortgage 2004-FFH2 B2, 8.824% 6/25/34 (a)	6,864,000
11,000,000	First Franklin Mortgage 2004-FFH3 B2, 8.824% 10/15/34 (a)	9,845,000
5,000,000	First Franklin Mortgage 2005-FFH4, 7.324% 12/25/35 (a)	3,825,000
4,000,000	First Franklin Mortgage 2004-FFH4 B2, 6.850% 1/25/35 (a)	3,200,000
3,878,000	First Franklin Mortgage 2004-FFH4 B1, 6.850% 1/25/35 (a)	3,403,953
5,800,000	First Franklin Mortgage 2005-FFH3 B4, 7.324% 9/25/35 (a)	4,270,250
147,128	First Nationwide Trust 2001-4 DB4, 7.690% 9/25/31	25,012
10,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	6,263,000
16,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	9,200,000
6,000,000	Greenwich Structured Arm Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	5,100,000
6,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	5,476,860
6,547,834	Harborview Mortgage 2006-5 B11, 7.075% 7/19/47	3,867,347
5,714,930	Harborview Mortgage 2006-4 B11, 7.075% 5/19/47 (a)	3,514,682
1,600,000	Indymac Index Net Interest Margin Corp 2006-AR6 N3, 8.833% 6/25/46 (a)	1,508,752
12,000,000	Long Beach Asset Holdings 2005-WL1, 7.500% 6/25/45 (a)	10,200,000
3,600,000	Long Beach Asset Holdings 2006-2 N3, 8.350% 4/25/46 (a)	3,312,000
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.074% 4/25/35 (a)	2,997,960
5,200,000	Meritage Asset Holdings Net Interest Margin 2005-2 N4, 7.500% 11/25/35 (a)	3,848,000
4,108,000	Meritage Mortgage 2004-2 B1, 8.574% 1/25/35 (a)	3,594,500
4,064,000	New Century Home Equity Loan Trust 2006-S1 M8, 6.500% 3/25/36	3,379,338
8,000,000	Park Place Securities 2005-WCW3 M11, 7.824% 8/25/35 (a)	6,480,000
3,100,000	Park Place Securities 2005-WHQ4 M11, 7.824% 9/25/35 (a)	2,170,000
10,000,000	Park Place Securities 2005-WCW1 M11, 7.824% 9/25/35	8,100,000
6,300,000	Park Place Securities 2005-WHQ1 M10, 7.824% 3/25/35 (a)	5,599,125

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
6,000,000	Park Place Securities 2005-WCW2 M11, 7.824% 7/25/35 (a)	4,695,000
2,780,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.574% 4/25/35 (a)	2,168,400
4,582,000	Soundview Home Equity Loan Trust 2005-3 B2, 8.074% 6/25/35	3,596,870
4,000,000	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	2,429,920
2,500,000	Soundview Home Equity Loan Trust 2006-1 B, 7.824% 2/25/36 (a)	1,875,000
7,264,313	Structured Asset Securities Corporation 1999-1 Note, 10.000% 8/25/28 (a)	4,213,302
8,000,000	Structured Asset Securities Corporation 2004-S2 B, 6.000% 6/25/34 (a)	7,475,920
7,000,000	Structured Asset Securities Corporation 2004-S4 B3, 5.000% 12/25/34 (a)	5,327,770
3,023,000	Structured Asset Securities Corporation 2005-AR1 B2, 7.324% 9/25/35 (a)	2,282,365

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $168,847,981)		$167,848,303

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
1,815,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32 in default (c)	1,016,400

Total Municipal Securities (cost $1,137,961)		$1,016,400

COMMON STOCKS - 8.9% OF NET ASSETS
73,000	Alpha Natural Resources, Inc. (c)	1,150,480
84,800	American Capital Strategies, Ltd.	3,347,056
25,600	Anadarko Petroleum Corporation	1,122,048
49,900	Aqua America, Inc.	1,094,806
62,500	AVX Corporation	1,105,625
134,360	Cascade Microtech, Inc. (c)	1,672,782
27,600	Caterpillar Inc. (d)	1,816,080
38,600	Cemex, S.A. de C.V. (d)	1,161,088
38,400	Chiquita Brands International, Inc.	513,792
102,100	Citizens Communications Company	1,433,484
14,500	Companhia de Saneamento Básico do Estado de São Paulo	436,450
131,900	Compass Diversified Trust	2,018,070
63,269	Consolidated Communications Illinois Holdings, Inc.	1,183,763
35,800	Cytec Industries Inc. (d)	1,990,122
72,700	Direct General Corporation	978,542
27,100	Edison International	1,128,444
66,900	ENSCO International Incorporated	2,932,227
52,700	Enterprise Products Partners L.P.	1,409,725
41,000	FairPoint Communications, Inc.	713,400
88,700	Famous Dave’s of America, Inc. (c)	1,348,240
70,000	Fording Canadian Coal Trust	1,857,100
37,100	Helix Energy Solutions Group, Inc. (c)	1,239,140
165,500	Horizon Offshore, Inc. (c)	2,830,050
152,300	Infocrossing, Inc. (c)	2,042,343
310,750	InPhonic, Inc. (c) (d)	2,461,140
111,695	Intermet Corporation (c)	893,560
7,000	International Coal Group, Inc. (c)	29,540
30,700	Iowa Telecommunications Services, Inc.	607,553
14,400	J.C. Penney Company, Inc.	984,816
42,600	Kinder Morgan Energy Partners, L.P.	1,869,288
68,900	KKR Financial Corp.	1,690,806
39,300	L-3 Communications Holdings, Inc.	3,078,369
103,200	Macquarie Infrastructure Company Trust	3,217,776
23,900	Magellan Midstream Partners, L.P.	881,910
41,800	Masco Corporation (d)	1,146,156
37,500	McDermott International, Inc. (c)	1,567,500
170,120	MCG Capital Corporation	2,778,060
81,300	Mittal Steel Company N.V.	2,824,362
60,500	Motorola, Inc. (d)	1,512,500
185,000	Nam Tai Electronics, Inc.	2,273,650
196,789	Ness Technologies, Inc. (c)	2,627,133
83,400	New York Community Bancorp, Inc.	1,366,092
101,900	Optimal Group Inc. (c) (d)	1,198,344

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
74,200	Pacific Sunwear of California, Inc. (c)	1,118,936
33,775	Peabody Energy Corporation	1,242,245
1,000	Providence Washington Insurance Companies (c)	100
86,900	Regal Entertainment Group	1,722,358
51,700	RTI International Metals, Inc. (c)	2,253,086
31,800	Sanderson Farms, Inc. (d)	1,029,048
39,400	Sasol Limited	1,295,866
54,730	Ship Finance International Limited	1,089,127
37,500	Stage Stores, Inc. (d)	1,100,250
445,282	Star Gas Partners, L.P. (c)	1,108,752
67,800	Superior Energy Services, Inc. (c)	1,780,428
262,322	Taiwan Semiconductor Manufacturing Company Ltd.	2,518,291
276,229	Technology Investment Capital Corporation (c)	4,041,230
28,400	Tenaris S.A.	1,004,792
26,900	The Dow Chemical Company	1,048,562
4,300	The First Marblehead Corporation (d)	297,818
66,600	The Home Depot, Inc.	2,415,582
31,100	The Timken Company	926,158
202,200	Trustreet Properties Inc.	2,529,522
56,800	Tsakos Energy Navigation Limited	2,533,280
73,600	Valero Energy Corporation (d)	3,788,192
30,100	Valero L.P.	1,505,000
23,400	Washington Mutual, Inc.	1,017,198
226,100	Winstream Corporation	2,982,259

Total Common Stocks (cost $109,567,936)		$109,881,492

PREFERRED STOCKS - 3.0% OF NET ASSETS
7,600	Baker Street Funding (a)	7,372,000
4,700	Baker Street Funding 2006-1 (a)	4,418,000
5,000	Credit Genesis CLO 2005 (a)	4,950,000
5,000	GSC Partners CDO Fund	4,900,000
3,000	Hewett’s Island II CDO (a)	2,970,000
127,133	Indymac Indx CI-1 Corp (a)	3,455,094
3,600	Marquette Park CLO, 10.000% 7/12/20 (a)	3,528,000
3,625	Motient Corporation	5,328,813

Total Preferred Stocks (cost $36,836,772)		$36,921,907

EURODOLLAR TIME DEPOSITS - 2.2% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated September 29, 2006, 4.050% maturing at $27,734,357 on October 2, 2006.	27,725,000

Total Investments - 99.9% of Net Assets (cost $1,276,343,103)		$1,232,301,068

Other Assets and Liabilities, net - 0.1% of Net Assets		891,136

Net Assets		$1,233,192,204

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2006 (Unaudited)

Call Options Written

September 30, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
35	Caterpillar, Inc./October/65	7,525
17	Cemex, SA de CV/October/30	1,870
41	Cytec Industries, Inc/October/55	8,610
38	Inphonic, Inc./October/7.50	2,470
36	Masco Corporation./October/25	10,260
18	Motorola, Inc/October/25	1,818
32	Optimal Group Inc./October/15	1,120
23	Sanderson Farms, Inc/October/35	690
18	Stage Stores Inc/October/30	2,070
18	The First Marblehead Corporation/October/65	8,280
73	Valero Energy Corporation/October/50	19,345

Total Call Options Written (Premiums Received $51,615)		$64,058

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Fund’s Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying note to schedule of investments regarding investment valuations.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	This security is classified as a Yankee Bond, which is a U.S. dollar denominated bond issued in the United States by a foreign entity.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price, usually 4:00 p.m. Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”) does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Funds’ Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Keegan Select Fund, Inc.

By:	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Chief Executive Officer

Date: November 28, 2006

By:	/s/ J. Thompson Weller, Sr.
J. Thompson Weller, Sr.
Treasurer and Chief Financial Officer

Date: November 28, 2006